Construction contract revenues (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Construction Contract Revenues [Line Items]
Product Warranty Accrual	$ 2.0
Allowance For Warrant Liability		$ 1.0
Allowance For Warrant Liability Remaining		$ 1.0
Mooring Project [Member]
Construction Contract Revenues [Line Items]
Percentage Of Project Completed	100.00%		52.00%
PGN LNG [Member]
Construction Contract Revenues [Line Items]
Loss Contingency, Damages Sought, Value	$ 7.1